UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8312

Daily Income Fund
(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor New York, NY  10018
(Address of principal executive offices)     (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 03/31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record

NO RECORDS TO REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Daily Income Fund

By (Signature and Title)* /s/Michael P. Lydon
                                             Michael P. Lydon, President

Date: July 7, 2015
*Print the name and title of each signing officer under his or her signature.